Accrued expenses and other liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Accrued expenses and other liabilities
Accruals	€ 1,276.6	€ 953.0	€ 887.3
Indirect tax and duties	720.4	485.6	96.7
Unearned revenue (contract liabilities)	2,786.5	1,554.2	290.9	€ 546.5
Total accrued expenses and other liabilities	€ 4,783.5	€ 2,992.8	€ 1,274.9